Statement of Shareholders' Equity (USD $)	Total	Common Stock	Additional Paid In Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2010	$ (776,340)	$ 14,512	$ 15,474,996	$ (16,265,848)
Beginning Balance, shares at Dec. 31, 2010		7,256,294
Issuance of common stock for cash	3,185,000	9,100	3,175,900
Issuance of common stock for cash, shares		4,550,000
Issuance of common stock under stock award	598,845	4	598,841
Issuance of common stock under stock award, shares		1,850
Issuance of common stock for rent and services	173,677	93	173,584
Issuance of common stock for rent and services, shares		46,500
Stock option expense	603,033		603,033
Issuance of warrants for financing	381,394		381,394
Net loss for year	(4,006,007)			(4,006,007)
Balance at Dec. 31, 2011	159,602	23,709	20,407,748	(20,271,855)
Balance, shares at Dec. 31, 2011		11,854,644
Issuance of common stock for accrued liabilities
Issuance of common stock for accrued liabilities, shares		292
Issuance of common stock for cash	795,000	795	794,205
Issuance of common stock for cash, shares		397,500
Issuance of common stock under stock award	3,053	3	3,050
Issuance of common stock under stock award, shares		1,258
Issuance of common stock for rent and services	289,015	306	288,709
Issuance of common stock for rent and services, shares	152,959	152,959
Stock option expense	578,887		578,887
Issuance of warrants for financing	126,958		126,958
Issuance of warrants with revolving line of credit facility	1,839,250		1,839,250
Net loss for year	(3,489,896)			(3,489,896)
Balance at Dec. 31, 2012	301,869	24,813	24,038,807	(23,761,751)
Balance, shares at Dec. 31, 2012		12,406,633
Issuance of common stock for accrued liabilities	157,903	485	157,418
Issuance of common stock for accrued liabilities, shares		242,469
Issuance of common stock for rent and services	100,488	315	100,173
Issuance of common stock for rent and services, shares		157,925
Stock option expense	256,800		256,800
Issuance of warrants for financing	363,369		363,369
Net loss for year	(1,174,577)			(1,174,577)
Balance at Mar. 31, 2013	5,852	25,613	24,916,567	(24,936,328)
Balance, shares at Mar. 31, 2013		12,807,027
Issuance of common stock for rent and services	100,000	334	99,666
Issuance of common stock for rent and services, shares		166,667
Issuance of warrants for financing	176,022		176,022
Net loss for year	(853,000)			(853,000)
Balance at Jun. 30, 2013	$ (571,126)	$ 25,947	$ 25,192,255	$ (25,789,328)
Balance, shares at Jun. 30, 2013		12,973,694